Expense Example, No Redemption - American Mutual Fund®	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,386
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	$ 1,152